1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

June 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust (File Nos. 33-75138 and 811-8348)

Ladies and Gentlemen:

On behalf of Lord Asset Management Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 25 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of registering shares of the Thomas White Emerging Markets Fund, a new series of the Trust (the “New Fund”).

We note that the Trust has separately filed via EDGAR correspondence a response to the comments of the staff of the U.S. Securities and Exchange Commission on Post-Effective Amendment No. 24 to the Trust’s registration statement relating to the New Fund.

We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen
Attachments

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April 12, 2010 Page 2

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

Attachments